July 18, 2012

ATTORNEYS AT LAW

777 EAST WISCONSIN AVENUE, SUITE 3800

MILWAUKEE, WISCONSIN 53202-5306

414.271.2400 TEL

414.297.4900 FAX

www.foley.com

WRITER’S DIRECT LINE

414.297.5596

pfetzer@foley.com Email

CLIENT/MATTER NUMBER

047293-0101

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Arbitrage Funds – File Nos. 333-30470 and 811-09815

Ladies and Gentlemen:

On behalf of The Arbitrage Funds, a Delaware business trust (the “Trust”), pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 19 to the Form N-1A Registration Statement, including exhibits, is filed herewith. The Trust is filing Post-Effective Amendment No. 19 pursuant to Rule 485(a)(2) because the Trust is establishing a new series, The Arbitrage Credit Fund (the “Fund”). The current prospectuses and statements of additional information for the other series of the Trust are not changed by the filing of this Post-Effective Amendment No. 19 to the Trust’s Registration Statement.

The Trust has designated on the facing sheet of Post-Effective Amendment No. 19 that such Post-Effective Amendment become effective on October 1, 2012 pursuant to Rule 485(a)(2). Please note that this Post-Effective Amendment No. 19 does not include audited financial statements of the Trust, and that the Trust will file a post-effective amendment pursuant to Rule 485(b) to, among other things, incorporate by reference the audited financial statements of the Trust, update the information for the other series of the Trust, include the consent of the Independent Registered Public Accounting Firm of the Trust, and respond to any comments that the staff may have.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

BOSTON BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK ORLANDO	SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.